Stock Option Activity and Related Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options, Outstanding at beginning of year	13,337	[1]	14,192		16,601
Options, Granted	2,955		2,125		2,139
Options, Exercised	(1,944)		(2,324)		(4,062)
Options, Expired			(602)		(470)
Options, Forfeited	(900)		(54)		(16)
Options, Outstanding at December 31	13,448		13,337	[1]	14,192
Options, Exercisable at December 31	8,530		8,429		8,695
Weighted average exercise price, Outstanding at beginning of year	$ 28.50		$ 23.85		$ 23.12
Weighted average exercise price, Granted	$ 54.24		$ 52.92		$ 30.69
Weighted average exercise price, Exercised	$ 21.80		$ 22.83		$ 24.15
Weighted average exercise price, Expired			$ 26.97		$ 26.57
Weighted average exercise price, Forfeited	$ 26.69		$ 27.89		$ 21.95
Weighted average exercise price, Outstanding at December 31	$ 35.24		$ 28.50		$ 23.85
Weighted average exercise price, Exercisable at December 31	$ 28.20		$ 24.21		$ 22.09

[1]	As of December 31, 2012 , approximately 13.2 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.